CONVERTIBLE DEBENTURES (Details Narrative) $ / shares in Units, $ in Thousands, $ in Thousands			6 Months Ended			12 Months Ended
	Jul. 30, 2020 USD ($) shares	Jul. 30, 2020 CAD ($) shares	Jun. 30, 2021 USD ($)		Jun. 30, 2021 CAD ($)	Dec. 31, 2020 USD ($)		Dec. 31, 2020 CAD ($)	Jul. 30, 2020 CAD ($) $ / shares shares
IfrsStatementLineItems [Line Items]
Convertible debentures, interest payable settled with shares | $			$ 727			$ 588	[1]
Interest expense			1,632		$ 2,027
Secured Convertible Debentures [Member]
IfrsStatementLineItems [Line Items]
Proceeds from convertible debentures		$ 17,910				13,334		$ 17,910
Debt term	36 months	36 months
Debt conversion price									$ 5.30
Debt annual interest rate	5.75%								5.75%
Debt effective annual rate	10.00%								10.00%
Warrants to purchase common stock | shares	1,006,542								1,006,542
Warrant exercise price									$ 5.75
Warrant expiration date	Jul. 30, 2023	Jul. 30, 2023
Proceeds from debentures	$ 12,800	$ 17,100
Transaction costs	572	$ 768				(572)		(768)
Fair value of debt	6,298								$ 8,459
Residual portion of convertible option	4,751								6,382
Deferred tax recovery	$ 1,713								$ 2,301
Convertible debentures, interest payable settled with shares			$ 727	[1]	$ 888	$ 588		$ 754
Secured Convertible Debentures [Member] | Broker Warrant [Member]
IfrsStatementLineItems [Line Items]
Warrants granted | shares	136,887	136,887
Secured Convertible Debentures [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Debt conversion price									$ 12.50

[1]	The Company elected to pay the December 31, 2020 and June 30, 2021 interest payments on the Debentures (Note 9) in common shares valued at C$754 ($588) and C$888 ($727) respectively.